OPERATING LEASES AND COMMITMENT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Operating lease liability	$ 425,620	$ 147,036
Future payment amount	$ 454,092	$ 151,805
Average remaining years	1 year 15 days
January 1, 2019 [Member]
Statement [Line Items]
Immaterial cumulative adjustment	$ 11,667
Discount rate description	Ranges from 5.00% to 7.03%
October, 2020 [Member]
Statement [Line Items]
Operating lease liability	$ 390,000
Lease expiry date	Oct. 31, 2023